Eaton Vance

Floating Rate Portfolio

January 31, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
AGL CLO 17, Ltd., Series 2022-17A, Class E, (SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$1,000,000
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 3.354%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(3)	2,500	2,501,587
Series 2018-1A, Class E, 6.254%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(3)	3,000	2,930,886
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.151%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(3)	5,000	4,896,105
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.326%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(3)	3,525	3,319,923
Apidos CLO XX, Series 2015-20A, Class DR, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(3)	2,375	2,255,899
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 3.259%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(3)	2,500	2,492,538
Series 2018-49A, Class E, 5.959%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(3)	3,500	3,390,754
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.056%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(3)	5,000	4,922,775
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(3)	4,000	3,898,348
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 2.854%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(3)	2,500	2,433,890
Series 2018-1A, Class C, 2.841%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(3)	3,500	3,394,545
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 2.959%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(3)	5,000	4,888,735
Series 2018-1A, Class E, 5.609%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(3)	3,000	2,798,487
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 7.069%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(3)	1,750	1,736,970
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 3.184%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(3)	5,000	4,932,025
Series 2018-5BA, Class D, 6.204%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(3)	3,500	3,409,042
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.854%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(3)	5,401	4,964,642
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.854%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(3)	1,500	1,442,198
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.941%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(3)	2,250	2,239,142
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(3)	1,750	1,742,410
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.093%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(3)	3,000	2,976,432

Security	Principal Amount (000’s omitted)	Value
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 3.199%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(3)	$2,500	$2,486,375
Series 2018-1A, Class D, 5.949%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(3)	4,450	4,273,873
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.094%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(3)	1,000	986,679
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.384%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(3)	3,000	2,975,517
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 3.256%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(3)	1,500	1,475,349
Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(3)	1,500	1,416,942
Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(3)	2,500	2,438,670
Series 2018-1A, Class E, 6.249%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(3)	2,000	1,892,538
Series 2021-33A, Class E, 6.913%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(3)	2,500	2,467,900
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 5.941%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(3)	4,875	4,569,025
Series 2016-1A, Class ER, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(3)	4,000	3,805,268
Series 2016-2A, Class ER, 6.239%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(3)	4,500	4,237,227
Series 2017-1A, Class E, 6.491%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(3)	3,250	3,154,239
Series 2018-1A, Class D, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(3)	3,000	2,958,702
Series 2018-1A, Class E, 5.991%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(3)	2,750	2,640,489
Series 2019-2A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(3)	1,500	1,498,413
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(3)	5,000	4,968,770
Series C17A, Class DR, 6.299%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(3)	3,500	3,310,191
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 3.738%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(3)	2,500	2,475,068
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(3)	1,500	1,415,886
Series 2014-3RA, Class C, 3.218%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(3)	1,000	987,151
Series 2014-3RA, Class D, 5.668%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(3)	2,150	2,033,756
Series 2014-4RA, Class C, 3.141%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(3)	2,000	1,925,360
Series 2014-4RA, Class D, 5.891%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(3)	3,500	3,148,281
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.854%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(3)	1,000	985,552
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 3.091%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(3)	1,500	1,481,184
Series 2018-55A, Class E, 5.641%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(3)	2,000	1,944,120
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 2.839%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(3)	5,000	4,860,875
Series 2015-41A, Class ER, 5.539%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(3)	1,268	1,208,726
Series 2016-42A, Class DR, 3.171%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(3)	2,500	2,474,458
Series 2016-42A, Class ER, 5.791%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(3)	3,500	3,384,447
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(3)	2,500	2,453,848
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 3.358%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(3)	2,500	2,500,960
Series 2018-25A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(3)	3,500	3,396,190

Security	Principal Amount (000’s omitted)	Value
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.254%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(3)	$2,500	$2,371,743
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 3.554%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(3)	4,000	4,001,576
Series 2018-37A, Class E, 6.004%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(3)	4,750	4,285,322
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.954%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(3)	1,250	1,235,961
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(3)	2,500	2,468,440
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 6.94%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(3)	2,000	1,965,286
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.654%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(3)	1,000	1,001,173
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 3.359%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(3)	2,000	1,975,290
Series 2018-2A, Class E, 6.009%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(3)	3,000	2,804,514
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(3)	1,450	1,450,297
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.358%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(3)	1,500	1,494,389
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 3.341%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(3)	2,500	2,502,305
Series 2016-22A, Class ER, 6.301%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(3)	3,000	2,974,161
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 5.854%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(3)	1,950	1,931,155
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 3.104%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(3)	2,500	2,485,593
Series 2018-30A, Class ER, 6.454%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(3)	1,000	996,252
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(3)	3,000	2,949,336
Series 2015-1A, Class DR4, 6.66%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(3)	2,000	1,994,042
Series 2018-1A, Class C, 2.741%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(3)	3,000	2,967,690
Series 2018-1A, Class D, 5.391%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(3)	2,000	1,937,618
Series 2018-2A, Class D, 5.839%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(3)	2,000	1,984,816
Series 2021-2A, Class E, 6.591%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(3)	1,000	1,000,468
Series 2022-1A, Class E, (SOFR + 6.35%), 4/20/35(1)(2)	2,000	2,001,000
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(3)	1,750	1,742,550
RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(3)	950	948,786
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 3.341%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(3)	2,500	2,501,420
Series 2018-2A, Class D, 6.191%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(3)	5,000	4,744,710
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 3.458%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(3)	2,500	2,501,132
Series 2018-3A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(3)	4,500	4,312,908

Security	Principal Amount (000’s omitted)	Value
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.758%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(3)	$3,875	$3,824,175
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 3.154%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(3)	4,500	4,421,254
Series 2016-1A, Class DR, 6.154%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(3)	4,625	4,403,014
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 3.454%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(3)	2,500	2,433,368
Series 2018-9A, Class D, 6.504%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(3)	3,500	3,217,291
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 3.504%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(3)	5,000	4,915,495
Series 2018-10A, Class D, 6.444%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(3)	5,000	4,619,660
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 3.404%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(3)	2,500	2,413,788
Series 2015-3A, Class DR, 6.454%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(3)	5,500	5,154,275
Series 2016-3A, Class CR, 3.491%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(3)	2,000	1,930,480
Series 2016-3A, Class DR, 6.321%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(3)	3,375	3,133,012
Series 2018-1A, Class C, 2.848%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(3)	5,000	4,879,395
Series 2018-2A, Class E, 5.491%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(3)	2,500	2,323,818
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 3.154%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(3)	2,000	1,990,610
Series 2015-1A, Class DR, 5.754%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(3)	2,500	2,463,530
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(3)	1,200	1,202,742
Series 2021-3A, Class E, 7.21%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(3)	950	941,822

Total Asset-Backed Securities (identified cost $286,594,504)		$278,597,024

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(5)(6)(7)	950	$4,610,131
IAP Global Services, LLC(4)(5)(7)	1,627	5,263,638

		$9,873,769

Automotive — 0.0%(8)
Dayco Products, LLC(5)(6)	88,506	$663,795

		$663,795

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(5)(6)	338,679	$9,652,352

		$9,652,352

Security	Shares	Value
Containers and Glass Products — 0.0%(8)
LG Newco Holdco, Inc., Class A(5)(6)	250,979	$2,196,066

		$2,196,066

Electronics/Electrical — 0.1%
Skillsoft Corp.(5)(6)	893,525	$6,629,956

		$6,629,956

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(5)(6)	705,631	$6,644,716

		$6,644,716

Nonferrous Metals/Minerals — 0.0%(8)
ACNR Holdings, Inc., Class A(5)(6)	36,829	$1,694,134

		$1,694,134

Oil and Gas — 0.2%
AFG Holdings, Inc.(4)(5)(6)	498,342	$3,079,754
McDermott International, Ltd.(5)(6)	1,013,850	516,252
QuarterNorth Energy, Inc.(5)(6)	9,684	1,018,434
QuarterNorth Energy, Inc.(5)(6)	158,537	16,672,813
RDV Resources, Inc., Class A(5)(6)	359,500	1,078,500

		$22,365,753

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(5)(6)	1,204,044	$3,684,375
Cumulus Media, Inc., Class A(5)(6)	551,505	5,652,926
Cumulus Media, Inc., Class B(5)(6)	93,069	953,957
iHeartMedia, Inc., Class A(5)(6)	512,034	10,317,485

		$20,608,743

Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(4)(5)(6)	272,023	$0
Phillips Pet Holding Corp.(4)(5)(6)	2,590	981,520

		$981,520

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$7,664,943

		$7,664,943

Security	Shares	Value
Utilities — 0.0%(8)
Longview Intermediate Holdings, LLC, Class A(4)(5)(6)	149,459	$1,182,220

		$1,182,220

Total Common Stocks (identified cost $102,331,371)		$90,157,967

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	38,060	$4,414,914

Total Convertible Preferred Stocks (identified cost $1,998,129)		$4,414,914

Corporate Bonds — 6.1%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$3,078,720
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	1,550,250
8.00%, 12/15/25(1)	1,500	1,569,203

		$6,198,173

Air Transport — 0.6%
Air Canada, 3.875%, 8/15/26(1)	6,850	$6,697,211
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	17,611,503
5.75%, 4/20/29(1)	12,875	13,202,797
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	5,213,246
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	6,865,595
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,598,961
4.625%, 4/15/29(1)	4,625	4,584,231

		$58,773,544

Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$1,963,077
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	4,029,080

Security	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.:
5.125%, 4/15/29(1)		9,050	$8,394,372
7.875%, 1/15/29(1)		450	478,969

			$14,865,498

Building and Development — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)		2,975	$2,917,582
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	3,331,141
Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)		900	943,200
SRS Distribution, Inc., 4.625%, 7/1/28(1)		4,575	4,428,737
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	958,388

			$12,579,048

Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$2,133,370
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		42,450	40,600,383
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	8,152,800
5.75%, 4/15/26(1)		15,225	15,800,429
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)		2,125	2,181,482
9.25%, 4/15/25(1)		2,525	2,839,943

			$71,708,407

Cable and Satellite Television — 0.7%
Altice France S.A.:
5.125%, 1/15/29(1)		1,300	$1,210,541
5.125%, 7/15/29(1)		57,625	53,585,199
5.50%, 10/15/29(1)		6,455	6,126,828
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	6,187,187

			$67,109,755

Chemicals and Plastics — 0.2%
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,399,586
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,993,621
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		6,850	6,553,806
Tronox, Inc., 6.50%, 5/1/25(1)		7,000	7,272,300

			$18,219,313

Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$8,341,918

			$8,341,918

Security	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.0%(8)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$1,007,297

		$1,007,297

Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	5,075	$5,278,837

		$5,278,837

Drugs — 0.5%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	8,675	$8,242,725
5.50%, 11/1/25(1)	8,975	9,055,057
6.125%, 2/1/27(1)(2)	6,075	6,107,957
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	15,225	14,490,013
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	9,050,448

		$46,946,200

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$5,358,910

		$5,358,910

Electronics/Electrical — 0.4%
CommScope, Inc., 4.75%, 9/1/29(1)	6,650	$6,380,043
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	17,713,537
LogMeIn, Inc., 5.50%, 9/1/27(1)	10,760	10,478,303
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	6,450	6,588,482

		$41,160,365

Entertainment — 0.0%(8)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	$2,217,841

		$2,217,841

Financial Intermediaries — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$5,302,343

		$5,302,343

Food Products — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$9,070,389

		$9,070,389

Security	Principal Amount* (000’s omitted)	Value
Health Care — 0.5%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	22,800	$22,005,762
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	2,092,455
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	22,159,315

		$46,257,532

Industrial Equipment — 0.1%
Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,083,736
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	12,783,533

		$13,867,269

Internet Software & Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$6,532,885

		$6,532,885

Leisure Goods/Activities/Movies — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$32,946,517
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)(2)	3,300	3,332,522
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,233,651

		$38,512,690

Machinery — 0.0%(8)
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	$4,209,698

		$4,209,698

Oil and Gas — 0.1%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	1,750	$1,743,674
7.00%, 6/15/25(1)	10,525	10,619,830

		$12,363,504

Packaging & Containers — 0.1%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	5,150	$4,877,050
4.375%, 10/15/28(1)	9,125	8,750,464

		$13,627,514

Radio and Television — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$3,134,342
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	2,535,860
5.25%, 8/15/27(1)	2,125	2,161,125
6.375%, 5/1/26	2,896	3,003,523
8.375%, 5/1/27	5,248	5,496,326
Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	9,052,867

		$25,384,043

Security	Principal Amount* (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,586,460

		$6,586,460

Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co, Inc., 4.625%, 1/15/29(1)	15,580	$15,208,884

		$15,208,884

Retailers (Except Food and Drug) — 0.0%(8)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,298,830

		$1,298,830

Software and Services — 0.0%(8)
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,410,140

		$4,410,140

Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$10,895,265

		$10,895,265

Telecommunications — 0.3%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,490,146
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,900	6,778,594
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,750	6,490,564
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,935,255

		$27,694,559

Security	Principal Amount* (000’s omitted)		Value
Utilities — 0.0%(8)
Calpine Corp., 5.25%, 6/1/26(1)		1,109	$1,130,071

			$1,130,071

Total Corporate Bonds (identified cost $615,920,802)			$602,117,182

Exchange-Traded Funds — 0.5%

Security	Shares		Value
SPDR Blackstone Senior Loan ETF		1,051,000	$47,915,090

Total Exchange-Traded Funds (identified cost $48,242,942)			$47,915,090

Preferred Stocks — 0.1%

Security	Shares		Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)		13,348	$0

			$0

Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)		17,394	$4,870,320

			$4,870,320

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(5)(6)		7,852	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(5)(6)		31,998	0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$4,870,320

Senior Floating-Rate Loans — 87.1%(9)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,276,435
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,978,096

Borrower/Description	Principal Amount* (000’s omitted)		Value
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	$3,183,378
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27		6,614	6,634,433
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		14,859	14,556,948
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		27,633	27,070,899
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		5,526	5,544,034
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(4)		6,831	5,562,166
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		10,464	10,518,732
TransDigm, Inc.:
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 8/22/24		28,243	28,037,205
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,320	6,264,428
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,777	33,474,953
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(11)		25,579	25,112,631

			$172,214,338

Air Transport — 1.4%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		22,625	$23,521,923
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		1,625	1,632,109
American Airlines, Inc.:
Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 6/27/25		10,595	10,277,624
Term Loan, 1/29/27(12)		5,128	4,957,796
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28		12,759	12,702,916
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		16,424	17,353,732
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		34,225	36,192,938
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		35,088	35,186,256

			$141,825,294

Automotive — 3.0%
Adient US, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/10/28		7,985	$7,994,026
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,996	17,981,290
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		17,139	17,183,864
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,766	7,775,213
Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	3,575	4,000,021
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		17,781	13,711,056
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(11)		9,410	8,545,239

Borrower/Description	Principal Amount* (000’s omitted)		Value
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	21,500	$24,010,078
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/30/26		19,386	19,328,142
CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		5,005	4,694,883
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23		14,530	14,323,957
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	11,900	13,402,482
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		5,711	5,696,411
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,356	9,369,575
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		16,282	16,262,993
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		21,563	21,566,574
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		6,642	6,645,776
Tenneco, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,140	33,802,473
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,518	9,547,875
TI Group Automotive Systems, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	6,111	6,873,557
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		5,980	5,979,812
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28		19,478	19,455,900
Visteon Corporation, Term Loan, 1.865%, (USD LIBOR + 1.75%), 3/25/24(11)		2,217	2,203,712
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		8,803	8,808,439

			$299,163,348

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		948	$945,830
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,057	6,766,198
Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		19,134	19,014,168

			$26,726,196

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 4.605%, (1 mo. USD LIBOR + 4.50%), 7/31/26		14,565	$14,563,957
Clipper Acquisitions Corp., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,804	12,676,200
Hudson River Trading, LLC, Term Loan, 3.171%, (SOFR + 3.114%), 3/20/28		24,527	24,250,842

			$51,490,999

Borrower/Description	Principal Amount* (000’s omitted)		Value
Building and Development — 3.7%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		4,314	$4,339,805
American Builders & Contractors Supply Co., Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,627	21,548,335
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		7,583	7,592,104
APi Group DE, Inc.:
Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 10/1/26		13,110	13,110,000
Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 12/18/28		10,725	10,730,749
Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25		13,159	12,923,107
Beacon Roofing Supply, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/19/28		9,453	9,418,414
Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28		9,293	9,299,853
Core & Main L.P., Term Loan, 2.608%, (1 mo. USD LIBOR + 2.50%), 7/27/28		14,030	14,000,277
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		19,860	19,857,375
CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		3,990	3,981,347
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		6,764	6,771,049
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 8/21/25		29,614	29,579,594
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/16/28(10)		2,109	2,127,021
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/16/28		10,191	10,204,168
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (USD LIBOR + 3.25%, Floor 0.50%), 2/3/28(11)		15,945	15,892,193
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27		5,411	5,428,283
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		11,334	11,369,009
Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28		6,933	6,913,851
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		10,940	10,898,950
Patagonia Bidco Limited:
Term Loan, 5.39%, (SONIA + 5.25%), 3/5/29	GBP	15,569	20,912,876
Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	2,831	3,802,341
Quikrete Holdings, Inc.:
Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 2/1/27		4,303	4,268,474
Term Loan, 6/11/28(12)		22,225	22,204,153
RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28		16,542	16,507,418
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,075	5,076,056
Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 6/2/28(11)		10,945	10,944,026

Borrower/Description	Principal Amount* (000’s omitted)		Value
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		15,670	$15,701,459
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		4,655	4,665,554
White Cap Buyer, LLC, Term Loan, 6.25%, (USD Prime + 3.00%), 10/19/27		25,609	25,642,585
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28		6,150	6,157,688

			$361,868,114

Business Equipment and Services — 7.4%
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,499	$3,922,742
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		11,141	11,119,923
Allied Universal Holdco, LLC:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	1,995	2,213,669
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		12,818	12,804,196
Amentum Government Services Holdings, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,431	9,403,864
APFS Staffing Holdings, Inc., Term Loan, 12/29/28(12)		3,725	3,734,312
AppLovin Corporation:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 8/15/25		36,986	36,969,042
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		17,855	17,832,931
Asplundh Tree Expert, LLC, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,344	8,304,147
Belfor Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 4/6/26		2,634	2,637,449
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	7,525	8,429,304
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25		12,637	12,629,339
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		14,463	14,137,960
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,093	8,085,659
Cast and Crew Payroll, LLC:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,548	8,550,860
Term Loan, 12/29/28(12)		4,075	4,081,793
Ceridian HCM Holding, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 4/30/25		10,086	9,980,231
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,290	2,299,327
EAB Global, Inc., Term Loan, 4.00%, (USD LIBOR + 3.50%), 8/16/28(11)		14,650	14,624,055
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		20,967	20,948,726
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		25,198	25,012,537
EP Purchaser, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28		5,075	5,086,104
First Advantage Holdings, LLC, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,838,501
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		6,950	6,960,856
Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		11,995	12,037,619
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		45,918	46,042,409

Borrower/Description	Principal Amount* (000’s omitted)		Value
Greeneden U.S. Holdings II, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,238	$1,396,063
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		9,820	9,832,678
Hillman Group, Inc. (The):
Term Loan, 2.79%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)		1,118	1,115,824
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		4,657	4,647,847
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,721	6,443,790
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 3/5/28		6,208	6,211,821
Intrado Corporation, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(11)		4,376	4,110,147
IRI Holdings, Inc.:
Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,164	22,226,437
Term Loan, 5.105%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,221	6,422,196
Iron Mountain, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,767	8,654,135
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,384	5,352,007
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		21,875	21,806,751
Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 7.25%, Floor 0.50%), 12/1/28		9,750	9,769,500
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,293	3,255,892
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		19,853	19,596,703
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,425	4,421,681
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	5,775	6,369,320
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,029	2,976,152
Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		6,419	6,434,794
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		12,000	11,982,504
Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		8,775	8,789,628
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		16,972	14,426,570
NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28		13,825	13,755,875
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		8,030	8,041,052
Pike Corporation, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,260	3,256,808
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(11)		12,128	12,113,099
Rockwood Service Corporation, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1/23/27		5,517	5,537,301
Sabre GLBL, Inc.:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		3,811	3,783,382
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		6,075	6,030,936
SITEL Worldwide Corporation:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	7,231,703
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		20,274	20,312,202

Borrower/Description	Principal Amount* (000’s omitted)		Value
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		15,611	$15,602,742
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		4,056	4,077,417
Speedster Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	3,282,208
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		40,291	40,331,811
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	677,107
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	10,547	11,849,365
TK Elevator Topco GmbH, Term Loan, 3.63%, (3 mo. EURIBOR + 3.63%), 7/29/27	EUR	9,725	10,908,489
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		28,295	28,218,000
TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/31/28		5,602	5,622,613
Vaco Holdings, LLC, Term Loan, 5.75%, (SOFR + 5.00%, Floor 0.75%), 1/21/29		3,725	3,734,312
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		3,415	3,188,985
WEX, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,970	3,951,079
Zephyr Bidco Limited:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,551,237
Term Loan, 5.019%, (SONIA + 4.75%), 7/23/25	GBP	8,675	11,533,322

			$728,521,040

Cable and Satellite Television — 3.0%
Altice France S.A.:
Term Loan, 3.927%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,438	$4,420,032
Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 8/14/26		11,602	11,583,243
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,670	6,611,687
CSC Holdings, LLC:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25		25,465	25,128,221
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	4,107
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/15/27		13,210	13,095,300
LCPR Loan Financing, LLC, Term Loan, 3.856%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,655,569
Numericable Group S.A.:
Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,804	20,579,390
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	12,027	13,337,610
Telenet Financing USD, LLC, Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,867,892
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,548,789
UPC Broadband Holding B.V.:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,388,238
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	2,350	2,602,363
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	15,461,325
UPC Financing Partnership, Term Loan, 3.106%, (1 mo. USD LIBOR + 3.00%), 1/31/29		31,300	31,157,178
Virgin Media Bristol, LLC:
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,922,172
Term Loan, 3.356%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	499,732

Borrower/Description	Principal Amount* (000’s omitted)		Value
Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	$9,510,538
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	12,897,760
Term Loan, 3.477%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	8,175	10,880,023
Term Loan, 3.477%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	600	797,812
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	21,650	24,013,607

			$292,962,588

Chemicals and Plastics — 4.1%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,424	$3,856,452
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27		5,087	5,099,343
Atotech B.V.:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,675	3,001,473
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		12,462	12,454,586
Axalta Coating Systems US Holdings, Inc., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 6/1/24		24,659	24,622,589
Caldic B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	557,161
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,166	2,414,055
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		5,802	5,816,010
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,812	3,130,715
Colouroz Investment 1 GmbH:
Term Loan, 5.00%, (3 mo. EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23(11)	EUR	3,660	4,091,758
Term Loan, 9/21/23(12)	EUR	40	44,284
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		16,798	16,651,079
Diamond (BC) B.V., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/29/28		3,850	3,843,986
Ferro Corporation:
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		955	954,330
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		976	975,076
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,351	1,350,056
Flint Group GmbH:
Term Loan, 6.00%, (3 mo.USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(11)		2,019	2,007,523
Term Loan, 9/21/23(12)	EUR	46	51,881
Term Loan, 9/21/23(12)	EUR	106	118,133
Term Loan, 9/21/23(12)	EUR	209	234,107
Term Loan, 9/21/23(12)	EUR	402	449,134
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		12,213	12,143,871

Borrower/Description	Principal Amount* (000’s omitted)		Value
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		5,072	$5,073,222
Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		13,265	13,322,893
Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	5,339	6,019,054
Illuminate Buyer, LLC, Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,708	13,692,368
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,216,502
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,078	5,106,999
INEOS Finance PLC:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,274	7,001,140
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	8,900	9,991,769
INEOS Quattro Holdings UK Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	27,758,291
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		19,261	19,248,712
INEOS US Finance, LLC, Term Loan, 11/8/28(12)		7,575	7,551,328
Kraton Polymers, LLC:
Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	590,566
Term Loan, 11/18/28(12)	EUR	4,250	4,784,213
Term Loan, 11/18/28(12)		5,700	5,692,875
Lonza Group AG:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,125	7,979,569
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		16,375	16,382,816
Term Loan, 7/3/28(12)		6,700	6,683,250
Term Loan, 7/3/28(12)	EUR	8,475	9,491,488
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	12,741,203
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		4,814	4,819,733
Messer Industries GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,474	2,757,095
Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26		9,902	9,847,932
Olympus Water US Holding Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/9/28		3,025	3,026,419
Orion Engineered Carbons GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,408,701
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		4,514	4,524,972
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(11)		4,042	4,042,500
PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28		8,846	8,851,078
Pregis TopCo Corporation:
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,000	1,999,688
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 7/31/26		1,372	1,373,277
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		7,175	7,183,330
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		6,675	6,716,719

Borrower/Description	Principal Amount* (000’s omitted)		Value
Rohm Holding GmbH:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,150	$2,420,283
Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26		16,127	16,152,347
Spectrum Holdings III Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 1/31/25		5,574	5,455,438
Starfruit Finco B.V., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 10/1/25		7,715	7,673,908
Trinseo Materials Operating S.C.A., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,736	7,703,486
Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(11)		11,570	11,514,106
W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		14,550	14,584,556

			$407,251,428

Clothing/Textiles — 0.0%(8)
Samsonite International S.A., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,734	$2,709,841

			$2,709,841

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		1,890	$1,888,101
Spectrum Brands, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,218	4,216,147

			$6,104,248

Containers and Glass Products — 1.8%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(11)		15,112	$15,112,125
Berry Global, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 7/1/26		6,443	6,381,405
BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,083	10,989,636
Flex Acquisition Company, Inc.:
Term Loan, 3.214%, (3 mo. USD LIBOR + 3.00%), 6/29/25		10,235	10,193,120
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28		29,414	29,388,564
Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	33,975	38,131,743
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		8,001	8,320,822
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25		22,978	23,050,203
Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		17,032	17,027,577
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		6,551	6,521,302
Trident TPI Holdings, Inc.:
Term Loan, 4.201%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(10)		1,052	1,054,833
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28		7,404	7,425,461

			$173,596,791

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		10,648	$10,351,850
Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,150	5,207,938
Rainbow Finco S.a.r.l., Term Loan, 1/28/29(12)	EUR	14,125	15,891,412

			$31,451,200

Drugs — 2.8%
Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$3,291,021
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,048	6,128,906
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		18,504	18,272,466
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,519	22,344,650
Bausch Health Companies, Inc.:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 6/2/25		52,023	51,998,524
Term Loan, 1/27/27(12)		10,000	9,938,540
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		2,972	2,976,568
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		1,042	1,043,819
Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(11)		9,694	9,703,045
Elanco Animal Health Incorporated, Term Loan, 1.852%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,424	1,404,837
Grifols Worldwide Operations USA, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/15/27		33,671	33,305,762
Horizon Therapeutics USA, Inc.:
Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,779,313
Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28		16,823	16,715,629
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		15,423	15,443,922
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		44,237	41,601,514
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,179	9,562,170
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	2,375	2,642,180
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	6,097,070
PharmaZell GmbH, Term Loan, 6/11/27(12)	EUR	1,800	2,029,288
Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	13,725	15,280,582

			$277,559,806

Ecological Services and Equipment — 0.3%
Clean Harbors, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 10/8/28		5,475	$5,480,864
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		17,807	17,795,886

Borrower/Description	Principal Amount* (000’s omitted)		Value
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		495	$495,959
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		4,059	4,072,699
US Ecology Holdings, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,548	2,547,205

			$30,392,613

Electronics/Electrical — 18.3%
Altar Bidco, Inc.:
Term Loan, 2/1/29(12)		23,875	$23,875,000
Term Loan - Second Lien, 2/1/30(12)		6,650	6,699,875
Applied Systems, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24		49,552	49,520,947
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,759	3,799,368
Aptean, Inc.:
Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 4/23/26		23,847	23,817,014
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,550	6,533,625
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		21,925	21,719,453
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		20,175	20,124,562
Banff Merger Sub, Inc.:
Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25		39,525	39,401,722
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	11,938	13,426,327
Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		10,375	10,462,544
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		12,162	12,283,515
Buzz Merger Sub, Ltd.:
Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,050	4,043,778
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		435	436,144
Celestica, Inc., Term Loan, 2.233%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	3,987,562
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25		12,770	12,224,738
Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28		18,775	18,763,266
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		31,150	31,052,656
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		8,550	8,571,375
CommScope, Inc., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,656	19,349,234
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	9,835,301
ConnectWise, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		13,500	13,496,382
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		16,385	16,369,798
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		15,700	15,695,102

Borrower/Description	Principal Amount* (000’s omitted)		Value
CPI International, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24		9,524	$9,532,830
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		11,500	11,514,375
Cvent, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 11/29/24		5,294	5,297,779
DEI Sales, Inc., Term Loan, 4/28/28(12)		3,100	3,096,125
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		13,631	13,639,126
DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/31/28		997	999,597
Digi International, Inc., Term Loan, 11/1/28(12)		6,850	6,858,562
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		12,704	12,754,069
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		25,219	25,271,333
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		16,889	16,907,260
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		7,634	7,628,978
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		52,928	52,867,311
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		56,883	56,760,143
Finastra USA, Inc., Term Loan - Second Lien, 6/13/25(12)		5,750	5,760,781
Fiserv Investment Solutions, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,912	5,923,555
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		52,045	52,240,284
Go Daddy Operating Company, LLC, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,544	45,303,442
GoTo Group, Inc., Term Loan, 4.856%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,597	24,443,669
Hyland Software, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		60,306	60,334,628
Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		1,750	1,765,859
IGT Holding IV AB:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		5,657	5,650,178
Term Loan, 3/31/28(12)	EUR	6,205	6,909,538
II-VI Incorporated, Term Loan, 12/1/28(12)		12,650	12,653,947
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		15,979	15,979,250
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28		32,075	32,008,188
MA FinanceCo., LLC:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	5,438	6,137,145
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		13,619	13,636,399
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,365,248
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		51,496	51,495,937
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		16,175	16,094,125
Marcel LUX IV S.a.r.l.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 3/15/26		9,637	9,624,564

Borrower/Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	$9,736,066
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		731	732,243
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,250	5,256,562
Maverick Bidco, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28		8,653	8,669,537
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/18/29		3,175	3,190,875
MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28		6,856	6,843,573
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28		7,900	7,916,456
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		4,888	4,888,612
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		8,333	8,305,175
MKS Instruments, Inc.:
Term Loan, 10/21/28(12)	EUR	4,875	5,497,358
Term Loan, 10/21/28(12)		58,625	58,603,016
N-Able International Holdings II, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28		4,065	4,057,191
NCR Corporation, Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,066	8,981,316
Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	12,683,958
NortonLifeLock, Inc., Term Loan, 1/28/29(12)		11,475	11,431,969
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		21,215	21,245,846
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		4,268	4,273,085
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,628	9,716,050
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		28,939	28,966,705
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		47,275	47,061,601
Quest Software US Holdings, Inc., Term Loan, 2/1/29(12)		24,450	24,214,669
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		16,558	16,414,409
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		41,621	41,450,168
Recorded Books, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 8/29/25		6,877	6,881,275
Red Planet Borrower, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/2/28		14,514	14,527,239
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		16,559	15,430,452
Renaissance Holding Corp.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/30/25		5,041	5,012,120
Term Loan - Second Lien, 7.105%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,189,551
Seattle Spinco, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 6/21/24		12,656	12,555,322
SkillSoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28		6,908	6,968,130
SolarWinds Holdings, Inc., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 2/5/24		26,382	26,141,431
Sophia L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27		25,906	25,937,969

Borrower/Description	Principal Amount* (000’s omitted)		Value
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(10)		1,476	$1,485,775
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		8,549	8,603,675
SS&C European Holdings S.a.r.l., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,256	5,200,318
SS&C Technologies, Inc., Term Loan, 1.856%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,475	6,404,112
SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25		13,081	13,039,913
Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		8,238	8,264,350
Synaptics Incorporated, Term Loan, 2.75%, (6 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		4,788	4,789,494
Tibco Software, Inc.:
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26		33,624	33,611,190
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		10,757	10,818,596
TTM Technologies, Inc., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 9/28/24		1,605	1,606,449
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		4,722	4,729,051
Uber Technologies, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 4/4/25		41,649	41,632,628
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/25/27		24,918	24,915,644
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26		44,156	44,100,658
Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 5/4/26		24,043	24,035,449
Term Loan - Second Lien, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 5/3/27		1,450	1,465,708
Ultra Clean Holdings, Inc., Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/27/25		14,107	14,139,054
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		6,154	6,172,730
Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,873	13,770,358
Verisure Holding AB:
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,998,377
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	17,244,485
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		19,135	19,159,072
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		30,239	30,229,565
VS Buyer, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,629	21,588,639

			$1,804,728,732

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	$28,981,770
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27		14,071	14,055,357

Borrower/Description	Principal Amount* (000’s omitted)		Value
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	$8,673,550
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		7,671	7,695,155
PECF USS Intermediate Holding III Corporation, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 12/15/28		13,500	13,530,942

			$72,936,774

Financial Intermediaries — 2.7%
AllSpring Buyer, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		1,065	$1,066,417
Apex Group Treasury, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 7/27/28		6,011	6,028,799
Aretec Group, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,611	18,620,191
Citco Funding, LLC, Term Loan, 2.658%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,776	14,761,011
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		51,870	51,686,276
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(13)		22,620	4,637,103
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		21,893	21,866,630
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		2,912	2,907,923
FinCo I, LLC, Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 6/27/25		13,116	13,082,259
Focus Financial Partners, LLC:
Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,078	13,010,773
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/24/28		1,889	1,885,124
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28		8,165	8,148,447
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,313	6,305,026
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		12,879	12,886,752
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		3,694	3,700,676
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		24,395	24,395,113
HighTower Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/21/28		998	998,248
KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28		4,550	4,545,732
LPL Holdings, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 11/12/26		16,072	16,060,284
Mariner Wealth Advisors, LLC:
Term Loan, 3.25%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(10)		906	904,421
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		6,332	6,323,640

Borrower/Description	Principal Amount* (000’s omitted)		Value
Victory Capital Holdings, Inc.:
Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26		13,628	$13,544,062
Term Loan, 12/29/28(12)		9,335	9,279,569
Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28		13,050	13,050,000

			$269,694,476

Food Products — 1.9%
8th Avenue Food & Provisions, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/1/25		6,658	$6,491,855
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28		7,575	7,589,203
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		4,864	4,329,070
CHG PPC Parent, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28		5,825	5,846,844
Froneri International, Ltd., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 1/29/27		18,149	17,936,504
H Food Holdings, LLC:
Term Loan, 3.793%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,515	8,472,728
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 5/23/25		5,578	5,560,767
HLF Financing S.a.r.l., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 8/18/25		9,765	9,745,914
JBS USA LUX S.A., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 5/1/26		52,223	52,157,971
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		6,025	6,025,000
Naked Juice, LLC:
Term Loan, 1/24/29(12)		252	252,241
Term Loan, 1/24/29(12)		4,373	4,372,181
Nomad Foods Europe Midco Limited, Term Loan, 2.406%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,516	10,476,987
Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		2,889	2,884,299
Simply Good Foods USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 7/7/24		2,320	2,329,849
Sunshine Investments B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,809,079
Term Loan, 3.613%, (3 mo. GBP LIBOR + 3.50%), 3/28/25	GBP	2,000	2,670,298
United Petfood Group B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 4/23/28	EUR	8,400	9,374,066
UTZ Quality Foods, LLC, Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,057	2,052,556
Valeo F1 Company Limited (Ireland):
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	8,550	9,582,342
Term Loan, 6/28/28(12)	GBP	2,500	3,349,116

			$183,308,870

Borrower/Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.0%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 11/19/26		34,856	$34,420,412
AI Aqua Merger Sub, Inc.:
Term Loan, 7/31/28(12)		601	603,323
Term Loan, 7/31/28(12)		6,165	6,184,061
Ali Group S.R.L., Term Loan, 10/13/28(12)		18,775	18,704,594
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		2,141	2,139,035
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		27,991	27,991,298
Term Loan, 12/15/27(12)		3,825	3,823,806
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		6,155	6,172,377

			$100,038,906

Food/Drug Retailers — 0.2%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	$4,817,297
Term Loan, 5.475%, (SONIA + 5.25%), 9/2/24	GBP	9,172	11,245,876

			$16,063,173

Forest Products — 0.2%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		579	$578,443
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		17,126	17,105,029
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,532	3,541,081

			$21,224,553

Health Care — 9.3%
ADMI Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27		5,062	$5,059,149
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		11,700	11,714,625
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	13,000	14,562,865
athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26		27,080	27,071,180
Athenahealth, Inc.:
Term Loan, 2/15/29(12)		2,120	2,114,266
Term Loan, 2/15/29(12)		12,505	12,474,171

Borrower/Description	Principal Amount* (000’s omitted)		Value
Avantor Funding, Inc.:
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24		2,160	$2,159,375
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,602	21,974,120
Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27		11,321	11,325,819
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		8,250	8,260,312
Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/28/28	EUR	9,150	10,136,798
BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,826	11,757,627
CAB, Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,150	8,018,324
Cano Health, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 11/23/27		9,869	9,880,938
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		4,793	4,815,897
CeramTec AcquiCo GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	16,970	19,100,631
Term Loan, 1/19/29(12)	EUR	1,000	1,124,415
Cerba Healthcare S.A.S.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,200	6,966,757
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	12,725	14,298,708
Certara L.P., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,841	1,839,600
Change Healthcare Holdings, LLC, Term Loan, 3/1/24(12)		14,000	14,001,456
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		12,743	12,776,513
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		6,766	6,774,411
Dedalus Finance GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/17/27	EUR	16,850	18,864,223
Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		16,600	16,596,116
Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28(11)	EUR	4,100	4,596,552
Ensemble RCM, LLC, Term Loan, 4.049%, (3 mo. USD LIBOR + 3.75%), 8/3/26		11,592	11,614,081
Envision Healthcare Corporation, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,182	36,673,992
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,183	2,191,904
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		8,971	8,971,447
Hanger, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,694	11,687,066
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28		12,395	12,373,871
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28		49,746	49,663,355
ICU Medical, Inc., Term Loan, 1/8/29(12)		7,475	7,506,537
IQVIA, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,456,158

Borrower/Description	Principal Amount* (000’s omitted)		Value
IVC Acquisition Ltd.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	6,225	$6,996,758
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	19,100	21,501,976
Term Loan, 4.796%, (SONIA + 4.50%), 2/13/26	GBP	950	1,279,708
LSCS Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/18/28		9,200	9,237,370
MDVIP, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		5,575	5,580,809
Medical Solutions, LLC:
Term Loan, 3.50%, 11/1/28(10)		2,792	2,792,748
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		14,658	14,661,928
Term Loan - Second Lien, 7.50%, (6 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		6,500	6,491,875
Medline Borrower, L.P., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/23/28		23,100	23,035,043
Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	7,525	8,449,263
Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		13,264	13,227,812
MJH Healthcare Holdings, LLC, Term Loan, 1/28/29(12)		3,725	3,718,016
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(10)		796	788,945
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		540	535,241
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(11)		19,839	19,656,805
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 3/2/29		5,525	5,566,438
Navicure, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,932	12,940,146
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		7,425	7,428,096
Ortho-Clinical Diagnostics S.A., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 6/30/25		16,226	16,232,651
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		4,801	4,808,374
Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28		7,929	7,926,938
Parexel International Corporation, Term Loan, 11/15/28(12)		13,458	13,477,471
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 6.355%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,364,688
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		5,942	5,943,985
Phoenix Guarantor, Inc.:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 3/5/26		19,105	19,026,147
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,485	10,442,327
Press Ganey Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 7/24/26(11)		2,488	2,495,273
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		11,687	11,667,907

Borrower/Description	Principal Amount* (000’s omitted)		Value
Radiology Partners, Inc., Term Loan, 4.355%, (1 mo. USD LIBOR + 4.25%), 7/9/25		26,942	$26,677,720
Radnet Management, Inc., Term Loan, 4/21/28(12)		13,358	13,353,707
Ramsay Generale de Sante S.A., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/22/27	EUR	9,100	10,190,387
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25		45,148	44,950,068
Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/22/28		6,867	6,865,491
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		17,828	17,803,074
Sound Inpatient Physicians, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 6/27/25		2,363	2,361,648
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		15,123	15,202,985
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		24,293	24,300,195
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,377,334
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		7,125	6,864,793
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		17,105	17,086,802
Verscend Holding Corp., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,372	27,405,953
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		12,850	12,853,444

			$917,971,598

Home Furnishings — 1.2%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		18,905	$18,831,157
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		24,638	24,656,211
Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		16,758	16,762,190
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,467	13,612,068
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,477	42,634,772

			$116,496,398

Borrower/Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 4.0%
AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,776,485
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		18,675	18,669,173
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		9,778	9,795,632
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		18,403	18,364,292
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		21,420	21,374,648
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,663	3,617,031
Clark Equipment Company:
Term Loan, 2.059%, (3 mo. USD LIBOR + 1.84%), 5/18/24		9,879	9,816,263
Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 5/18/24		4,714	4,702,589
CPM Holdings, Inc., Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 11/17/25		4,750	4,737,444
Delachaux Group S.A., Term Loan, 4.799%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,820	4,804,439
DexKo Global, Inc.:
Term Loan, 2.00%, 10/4/28(10)	EUR	1,012	1,137,059
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,674,877
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	7,066,699
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(10)		2,172	2,172,678
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		11,403	11,406,558
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,257	4,250,351
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25		14,254	14,289,728
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		3,088	3,150,021
Engineered Machinery Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		17,398	17,456,158
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,848	12,171,745
Term Loan - Second Lien, 6.75%, (3 mo. USD LIBOR + 6.00%, Floor 0.75%), 5/21/29		2,000	2,025,000
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,557	8,535,607
Filtration Group Corporation:
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,446	6,432,571
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,968	3,320,756
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		8,953	8,957,227

Borrower/Description	Principal Amount* (000’s omitted)		Value
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		4,201	$4,205,822
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		17,611	17,587,502
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28		3,433	3,424,168
Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/30/28		7,463	7,450,508
LTI Holdings, Inc.:
Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,708	5,657,115
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		1,922	1,921,875
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,053	2,047,618
Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,187	3,187,109
Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		35,573	35,487,409
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,866	2,087,453
Quimper AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/16/26	EUR	25,175	28,076,624
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,118	16,193,832
SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		3,457	3,448,741
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		6,940	6,883,736
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25		22,953	22,675,176
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		7,632	7,643,200
Welbilt, Inc., Term Loan, 2.605%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	999,375
Zephyr German BidCo GmbH, Term Loan, 3.65%, (3 mo. EURIBOR + 3.65%), 3/10/28	EUR	11,775	13,235,864
Zurn Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 10/4/28		3,975	3,979,555

			$394,897,713

Insurance — 1.8%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,802	$4,766,610
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,877	5,832,381
Term Loan, 11/6/27(12)		13,400	13,402,090
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		31,309	31,108,277
AssuredPartners, Inc., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 2/12/27		13,472	13,406,888
Asurion, LLC:
Term Loan, 3.23%, (1 mo. USD LIBOR + 3.13%), 11/3/23		17,397	17,371,081
Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,171	2,163,616
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,465	3,446,438
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,811	11,748,011
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,576,350

Borrower/Description	Principal Amount* (000’s omitted)		Value
Financiere CEP S.A.S., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	$4,649,197
FrontDoor, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 6/17/28		871	868,630
Hub International Limited:
Term Loan, 3.017%, (USD LIBOR + 2.75%), 4/25/25(11)		15,293	15,168,571
Term Loan, 4/25/25(12)		5,430	5,429,818
NFP Corp., Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,660	25,435,942
USI, Inc.:
Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,433	6,402,261
Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,450	3,436,163

			$179,212,324

Leisure Goods/Activities/Movies — 4.0%
AMC Entertainment Holdings, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,809	$17,710,493
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	11,925	13,422,265
Bombardier Recreational Products, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,946	43,547,686
Carnival Corporation:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		3,746	3,717,438
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	4,766	5,348,146
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		35,025	34,762,312
City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		14,300	14,282,125
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,326	20,638,204
Creative Artists Agency, LLC, Term Loan, 11/27/26(12)		9,450	9,433,973
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		24,406	18,646,580
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		2,800	2,978,312
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(14)		6,121	7,247,966
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		53,611	53,506,600
Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	8,914,684
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		3,966	3,970,641
Herschend Entertainment Company, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/27/28		4,140	4,155,149

Borrower/Description	Principal Amount* (000’s omitted)		Value
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,391	$1,389,277
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		5,564	5,557,107
Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,750	15,493,634
Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,366,685
Playtika Holding Corp., Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 3/13/28		21,446	21,405,649
PUG, LLC, Term Loan, 2/12/27(12)		3,500	3,480,312
Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	14,258	16,074,364
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		10,050	10,060,576
SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(11)		2,604	2,603,864
Travel Leaders Group, LLC, Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,113	14,565,587
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		28,459	28,273,997
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	4,125,013

			$391,678,639

Lodging and Casinos — 1.7%
Aristocrat Technologies, Inc., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	$7,410,883
Boyd Gaming Corporation, Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 9/15/23		2,029	2,030,877
Churchill Downs Incorporated, Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,360	3,351,600
Fertitta Entertainment, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 1/27/29		26,912	27,063,012
Four Seasons Hotels Limited, Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,582	4,571,944
Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,043,750
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	23,618,823
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		9,102	9,096,499
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		5,448	5,733,625
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		19,819	19,506,359
Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		7,114	7,136,592
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	3,550	3,980,771

Borrower/Description	Principal Amount* (000’s omitted)		Value
Stars Group Holdings B.V. (The):
Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 7/21/26		24,065	$24,032,104
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,585,773
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		13,000	13,007,228

			$165,169,840

Nonferrous Metals/Minerals — 0.3%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		3,491	$3,596,080
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		5,704	5,717,907
Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	17,422,257

			$26,736,244

Oil and Gas — 2.0%
Ameriforge Group, Inc.:
Term Loan, 12.587%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(10)		2,979	$1,489,475
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		23,454	11,727,148
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	327,865
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,573	1,596,333
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		13,362	13,313,539
Centurion Pipeline Company, LLC:
Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 9/28/25		1,634	1,626,353
Term Loan, 3.355%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,128	3,117,824
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,517	2,501,960
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		22,845	22,920,793
CQP Holdco L.P., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		27,037	27,051,392
Delek US Holdings, Inc.:
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/31/25		3,373	3,303,456
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,783	5,806,988
Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		17,130	17,076,544
GIP II Blue Holding, L.P, Term Loan, 9/29/28(12)		4,100	4,107,687
ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28		7,431	7,433,694

Borrower/Description	Principal Amount* (000’s omitted)		Value
Lealand Finance Company B.V.:
Term Loan, 4.105%, (1 mo. USD LIBOR + 1.00%), 1.105% cash, 3.00% PIK, 6/30/25		2,388	$1,146,196
Term Loan, 4.454%, (3 mo. USD LOC + 4.75%), 6/28/24(10)		9,039	7,367,086
Matador Bidco S.a.r.l., Term Loan, 4.855%, (1 mo. USD LIBOR + 4.75%), 10/15/26		30,153	30,228,062
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		9,750	9,744,579
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		5,729	5,750,639
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		5,541	4,903,758
UGI Energy Services, LLC, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 8/13/26		10,018	10,049,432

			$192,590,803

Publishing — 0.7%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	8,075	$9,056,476
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28		2,164	2,162,502
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,580	3,584,253
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28		14,270	14,277,734
Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	7,000	7,872,578
Getty Images, Inc.:
Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		23,123	23,160,834
Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,192,074
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		8,725	8,781,869

			$73,088,320

Radio and Television — 1.5%
CMG Media Corporation., Term Loan, 3.605%, (1 mo. USD LIBOR + 3.50%), 12/17/26		17,633	$17,534,299
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26		23,301	9,363,966
Entercom Media Corp., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/18/24		1,398	1,382,903
Entravision Communications Corporation, Term Loan, 2.855%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,215	7,164,720
Gray Television, Inc., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 12/1/28		11,925	11,908,603
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		7,224	7,241,716
iHeartCommunications, Inc., Term Loan, 3.105%, (1 mo. USD LIBOR + 3.00%), 5/1/26		2,365	2,355,132
Mission Broadcasting, Inc., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 6/2/28		3,682	3,673,736

Borrower/Description	Principal Amount* (000’s omitted)	Value
Nexstar Broadcasting, Inc.:
Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 1/17/24	14,429	$14,421,342
Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 9/18/26	9,508	9,499,680
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,280	6,124,212
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	23,078	22,814,319
Univision Communications, Inc.:
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	24,516	24,506,612
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	5,752	5,750,056

		$143,741,296

Retailers (Except Food and Drug) — 1.5%
BJ’s Wholesale Club, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 2/3/24	1,318	$1,319,600
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	6,091	6,097,120
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	4,440	4,171,492
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	3,796	3,781,608
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	9,788	9,763,079
Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	5,701	5,720,906
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	44,973	45,066,373
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	39,280	39,183,866
Hoya Midco, LLC:
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	5,279	5,283,927
Term Loan, 2/3/29(12)	2,075	2,064,625
LIDS Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 12/14/26	6,425	6,328,625
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	15,153	15,148,379
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(4)	479	383,291

		$144,312,891

Steel — 0.4%
Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	7,670	$7,674,606
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	8,596	8,547,539
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24	1,782	1,775,318
Zekelman Industries, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,814	19,653,298

		$37,650,761

Borrower/Description	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.5%
Avis Budget Car Rental, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 8/6/27		7,049	$6,969,826
Hertz Corporation (The):
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28		2,577	2,579,074
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28		13,605	13,616,460
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		22,306	22,375,348
PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,871	3,866,498
XPO Logistics, Inc., Term Loan, 1.852%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,248,876

			$53,656,082

Telecommunications — 2.3%
Avaya, Inc., Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	$1,603,571
CenturyLink, Inc., Term Loan, 2.355%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,408	49,651,865
Cyxtera DC Holdings, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		22,169	22,104,615
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24		8,600	8,588,786
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		14,168	13,853,642
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,446,335
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,524	5,610,821
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(10)		12,846	12,840,076
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		15,550	15,550,000
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		15,794	15,809,850
Level 3 Financing, Inc., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,098	1,080,898
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		15,973	15,956,381
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,173	4,656,937
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28		47,575	47,135,597

			$223,889,374

Borrower/Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.4%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	7,660	$7,632,574
Calpine Corporation:
Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 4/5/26	4,454	4,411,291
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27	10,762	10,692,715
Covanta Holding Corporation:
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 11/30/28	375	374,974
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 11/30/28	5,000	5,005,906
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	589	599,171
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	6,035	6,025,823

		$34,742,454

Total Senior Floating-Rate Loans (identified cost $8,677,430,903)		$8,567,668,065

Warrants — 0.0%

Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	1,791,400	$0

		$0

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	51,888	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 10.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(15)	1,036,151,764	$1,036,048,149

Total Short-Term Investments (identified cost $1,036,091,941)		$1,036,048,149

Total Investments — 108.1% (identified cost $10,771,201,150)		$10,631,788,711

Less Unfunded Loan Commitments — (0.3)%		$(27,480,481)

Net Investments — 107.8% (identified cost $10,743,720,669)		$10,604,308,230

Other Assets, Less Liabilities — (7.8)%		$(768,727,901)

Net Assets — 100.0%		$9,835,580,329

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $872,214,357 or 8.9% of the Portfolio’s net assets.

(2)	When-issued, variable rate security whose interest rate will be determined after January 31, 2022
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Affiliated company.
(8)	Amount is less than 0.05%.
(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2022, the total value of unfunded loan commitments is $24,018,264.

(11)

The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.
(13)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Fixed-rate loan.
(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	238,724,449	USD	267,610,107	Standard Chartered Bank	2/2/22	$584,956	$—
USD	271,628,782	EUR	238,724,449	Standard Chartered Bank	2/2/22	3,433,719	—
USD	118,500,321	EUR	104,724,449	State Street Bank and Trust Company	2/28/22	786,546	—
USD	84,874,695	EUR	75,000,000	State Street Bank and Trust Company	2/28/22	572,192	—
USD	56,589,850	EUR	50,000,000	State Street Bank and Trust Company	2/28/22	388,181	—
USD	10,175,108	EUR	9,000,000	State Street Bank and Trust Company	2/28/22	58,808	—
USD	46,858,563	EUR	42,042,250	JPMorgan Chase Bank, N.A.	3/2/22	—	(400,219)
USD	267,755,772	EUR	238,724,449	Standard Chartered Bank	3/2/22	—	(589,210)
USD	40,965,565	EUR	36,720,206	JPMorgan Chase Bank, N.A.	3/31/22	—	(342,250)
USD	3,290,241	EUR	2,892,750	State Street Bank and Trust Company	3/31/22	36,088	—
USD	30,781,297	EUR	27,540,154	State Street Bank and Trust Company	3/31/22	—	(199,564)
USD	30,687,570	EUR	27,540,154	State Street Bank and Trust Company	3/31/22	—	(293,291)
USD	54,631,524	EUR	48,960,274	State Street Bank and Trust Company	3/31/22	—	(445,562)
USD	61,391,537	EUR	55,080,309	State Street Bank and Trust Company	3/31/22	—	(570,185)
USD	3,920,932	GBP	2,900,000	HSBC Bank USA, N.A.	3/31/22	22,010	—
USD	15,853,446	GBP	11,844,197	State Street Bank and Trust Company	3/31/22	—	(70,553)
USD	15,842,337	GBP	11,844,197	State Street Bank and Trust Company	3/31/22	—	(81,661)
USD	31,665,894	GBP	23,688,394	State Street Bank and Trust Company	3/31/22	—	(182,103)
USD	12,703,301	EUR	11,306,104	State Street Bank and Trust Company	4/29/22	—	(25,682)

						$5,882,502	$(3,200,281)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

LOC	-	Line Of Credit

PIK	-	Payment In Kind

SONIA	-	Sterling Overnight Interbank Average

SOFR	-	Secured Overnight Financing Rate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2022, the value of the Portfolio’s investment in affiliated companies and funds was $1,045,921,918, which represents 10.6% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stock*
IAP Global Services, LLC(1)(2)(3)	$10,073,588	$—	$—	$—	$(199,819)	$9,873,769	$—	2,577
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	667,360,691	695,764,434	(327,007,673)	(25,511)	(43,792)	1,036,048,149	207,444	1,036,151,764

Totals				$(25,511)	$(243,611)	$1,045,921,918	$207,444

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$278,597,024	$—	$278,597,024
Common Stocks	35,937,094	31,438,667	22,782,206	90,157,967
Convertible Preferred Stocks	—	4,414,914	—	4,414,914
Corporate Bonds	—	602,117,182	—	602,117,182
Exchange-Traded Funds	47,915,090	—	—	47,915,090
Preferred Stocks	—	4,870,320	0	4,870,320
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,534,242,127	5,945,457	8,540,187,584
Warrants	—	0	0	0
Short-Term Investments	—	1,036,048,149	—	1,036,048,149
Total Investments	$83,852,184	$10,491,728,383	$28,727,663	$10,604,308,230
Forward Foreign Currency Exchange Contracts	$—	$5,297,546	$—	$5,297,546
Total	$83,852,184	$10,497,025,929	$28,727,663	$10,609,605,776

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,200,281)	$—	$(3,200,281)
Total	$—	$(3,200,281)	$—	$(3,200,281)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.